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                      PUTNAM HARTFORD CAPITAL MANAGER EDGE
                              SEPARATE ACCOUNT TEN
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               FILE NO. 333-66935



      SUPPLEMENT DATED OCTOBER 15, 2004 TO THE PROSPECTUS DATED MAY 3, 2004



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              SUPPLEMENT DATED OCTOBER 15, 2004 TO YOUR PROSPECTUS

The following information replaces the portions of the table entitled "Annual Fund Operating Expenses" of your prospectus with respect to the following funds:
Putnam VT Capital Opportunities Fund - Class IA, Putnam VT Equity Income Fund - Class IA and Putnam VT Mid Cap Value Fund - Class IA.

The remainder of such table shall remain unchanged.

                                                              TOTAL ANNUAL FUND
                                                                  OPERATING
                                                               EXPENSES (BEFORE                      TOTAL
                                                               CONTRACTUAL FEE       CONTRACTUAL     ANNUAL
                                                                 WAIVERS OR        FEE WAIVERS OR     FUND
                                     MANAGEMENT      OTHER         EXPENSE            EXPENSE      OPERATING
                                        FEES        EXPENSES   REIMBURSEMENTS)     REIMBURSEMENTS   EXPENSES
-------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities
Fund - Class IA (1) (2)
                                       0.65%         1.31%          1.96%              0.91%         1.05%
Putnam VT Equity Income Fund -
Class IA (1) (2)                       0.65%         0.67%          1.32%              0.27%         1.05%

Putnam VT Mid Cap Value Fund -
Class IA (1) (2)                       0.70%         1.20%          1.90%              0.80%         1.10%

The footnote to the "Annual Fund Operating Expense" table is deleted and replaced with the following:

(1) Expenses represent estimates for the Fund's current fiscal year, which ends on December 31, 2004.

(2) In order to limit the expenses of Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund, Putnam Management has agreed to limit each Fund's compensation (and, to the extent necessary, bear other expenses of each Fund) through December 31, 2004.

                   THIS SUPPLEMENT SHOULD BE RETAINED WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

HV- 4961